Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Summary of Financial Instruments Outstanding
At December 31, the Company had the following financial instruments outstanding and related reserves, whose contract amounts represent credit risk:

(Dollars in thousands)	2015	2014
Commitments to grant loans	$61,240	$161,350
Unfunded commitments under lines of credit	4,617,802	4,007,954
Commercial and standby letters of credit	150,281	134,882
Reserve for unfunded lending commitments	14,145	11,801